Cover	Apr. 20, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 20, 2022
Entity File Number	1-2189
Entity Registrant Name	ABBOTT LABORATORIES
Entity Central Index Key	0000001800
Entity Tax Identification Number	36-0698440
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	100 Abbott Park Road
Entity Address, City or Town	Abbott Park
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60064-6400
City Area Code	224
Local Phone Number	667-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member] | CHICAGO STOCK EXCHANGE, INC [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares, Without Par Value
Trading Symbol	ABT
Security Exchange Name	CHX
Common Stock [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares, Without Par Value
Trading Symbol	ABT
Security Exchange Name	NYSE